Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Accounts receivable, net	$ 15,553	$ 22,934
Prepayment of equipment		209
Deposits, prepayment and other receivables	329	218
Contract assets	18,699	24,969
Cash and cash equivalents	1,694	749
Total current assets	36,275	49,079
Non-current assets:
Property and equipment	414	11
Right-of-use assets, operating leases	211	567
Deferred tax assets		188
Total non-current assets	625	766
Total assets	36,900	49,845
LIABILITIES AND EQUITY
Accounts payable	9,275	10,350
Accruals and other payables	3,496	2,351
Amount due to a shareholder	9	2
Contract liabilities	283	630
Operating lease liabilities	211	373
Bank and other borrowings	913	2,117
Current income tax liabilities	120	121
Total current liabilities	14,307	15,944
Non-current liabilities:
Operating lease liabilities		193
Loan due to a shareholder	22,310	21,567
Total non-current liabilities	22,310	21,760
Shareholders’ equity:
Ordinary shares, par value US$0.0001, 500,000,000 shares authorized, 16,000,000 and 13,000,000 ordinary shares issued and outstanding as of March 31, 2026 and 2025 respectively	2	1
Additional paid-in capital	7,035	5,570
(Accumulated loss) Retained earnings	(6,714)	6,497
Exchange reserve	(40)	73
Total shareholders’ equity	283	12,141
Total liabilities and equity	$ 36,900	$ 49,845